First Trust S&P 500 Economic Moat ETF Investment Objectives and Goals - First Trust S&P 500 Economic Moat ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust S&P 500 Economic Moat ETF (EMOT)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust S&P 500 Economic Moat ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the S&P 500 Economic Moat Index (the “Index”).